Nature of the business	12 Months Ended
Dec. 31, 2020
Nature of the business [Abstract]
Nature of the business
Note 1.- Nature of the business

Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) is a sustainable infrastructure company that owns, manages and invests in renewable energy, storage, efficient natural gas, electric transmission lines and water assets focused on North America (the United States, Mexico and Canada), South America (Peru, Chile and Uruguay) and EMEA (Spain, Algeria and South Africa).

Atlantica’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

Algonquin Power & Utilities (“Algonquin”) is the largest shareholder of the Company and currently owns a 44.2% stake in Atlantica. Algonquin’s voting rights and rights to appoint directors are limited to 41.5% and the difference between Algonquin´s ownership and 41.5% will vote replicating non-Algonquin’s shareholders vote.

During the year 2019, the Company completed the following acquisitions:

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On May 24, 2019, Atlantica and Algonquin formed Atlantica Yield Solutions Canada Inc. (“AYES Canada”), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. AYES Canada’s first investment was in Amherst Island, a 75 MW wind plant in Canada owned by the project company Windlectric, Inc. (“Windlectric”). Atlantica invested $4.9 million and Algonquin invested $92.3 million, both through AYES Canada, which in turn invested those funds in Amherst Island Partnership (“AIP), the holding company of Windlectric.

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On August 2, 2019, the Company closed the acquisition of ASI Operations LLC (“ASI Ops”), the company that performs the operation and maintenance services to Solana and Mojave plants. The consideration paid was $6 million.

-	On August 2, 2019, the Company closed the acquisition of a 30% stake in Monterrey, a 142 MW gas-fired engine facility (“Monterrey”) and paid $42 million for the total investment.

-	On October 22, 2019, the Company closed the acquisition of ATN Expansion 2 from Enel Green Power Perú, for a total equity investment of approximately $20 million, controlling the asset from this date.

On April 3, 2020, the Company made an initial investment in the creation of a renewable energy platform in Chile, together with financial partners, where it owns approximately a 35% stake and has a strategic investor role. The first investment was the acquisition of a 55 MW solar PV plant in an area with excellent solar resource (“Chile PV I”). This asset has been in operation since 2016 demonstrating a good operating track record while selling its production in the Chilean power market. The Company’s initial contribution was approximately $4 million. In addition, on January 6, 2021, the Company closed its second investment through the platform with the acquisition of a 40 MW solar PV plant (“Chile PV 2”). This asset started commercial operation in 2017 and its revenue is partially contracted. Total equity investment for this new asset was approximately $5.0 million. The platform intends to make further investments in renewable energy in Chile and to sign PPAs with credit worthy off-takers.

In January 2019, the Company entered into an agreement with Abengoa (references to “Abengoa” refer to Abengoa, S.A., together with its subsidiaries, or Abenewco1, S.A. together with its subsidiaries, unless the context otherwise requires) under the Abengoa ROFO Agreement for the acquisition of Befesa Agua Tenes, a holding company which owns a 51% stake in Ténès Lilmiyah SpA (“Tenes”), a water desalination plant in Algeria. The Company paid in January 2019 an advance payment of $19.9 million. Closing of the acquisition was subject to conditions precedent which were not fulfilled. In accordance with the terms of the share purchase agreement, the advance payment was converted into a secured loan to be reimbursed by Befesa Agua Tenes, together with 12% per annum interest, through a full cash-sweep of all the dividends to be received from the asset. In October 2019, the Company received a first payment of $7.8 million through the cash sweep mechanism. On May 31, 2020, the Company entered into a new $4.5 million secured loan agreement with Befesa Agua Tenes, in addition to the initial one granted in 2019. The aggregate amount owed at that date, including interest accrued, was $14.0 million. This new loan agreement is expected to be reimbursed by Befesa Agua Tenes, together with 12% per annum interest, through a full cash-sweep of all the dividends to be received from the Tenes asset. The new agreement signed with Abengoa provides Atlantica with a majority at the board of directors of Befesa Agua Tenes and control over the asset.

On August 17, 2020, the Company closed the acquisition of Liberty’s equity interest in Solana. Liberty was the tax equity investor in the Solana project. Total equity investment is expected to be up to $290 million of which $272 million has already been paid. Total price includes a deferred payment and a performance earn-out based on the average annual net production of the asset in the four calendar years with the highest annual net production during the five calendar years of 2020 through 2024 (Note 16).

In October 2020, the Company reached an agreement to acquire Calgary District Heating (Calgary District Energy Center), an approximately 55 MWt district heating asset in Canada for a total equity investment of approximately $20 million. Calgary District Heating has been in operation since 2010 and represents the first investment of the Company in this sector, which is recognized as a key measure for cities to reduce emissions by the UN Environment Program. The asset provides heating services to a diverse range of government, institutional and commercial customers in the city of Calgary. Closing is subject to customary conditions precedent and regulatory approvals and is expected by mid-2021.

In December 2020, the Company reached an agreement with Algonquin to acquire La Sierpe, a 20 MW solar asset in Colombia for a total equity investment of approximately $20 million. Closing is expected to occur after the asset reaches commercial operation, currently expected to occur by mid-2021. Closing is subject to customary conditions precedent and regulatory approvals. Additionally, the Company agreed to potentially co-invest with Algonquin in additional solar plants in Colombia with a combined capacity of approximately 30 MW to be developed and built by AAGES, a joint venture between Algonquin and Abengoa designed to invest in the development and construction of contracted clean energy and water infrastructure contracted assets.

In December 2020, the Company reached an agreement to acquire Coso, a 135 MW renewable asset in California. Coso is the third largest geothermal plant in the US and provides base load renewable energy to the California ISO. Coso has signed PPAs with three investment grade offtakers, with a 19-year average contract life. Closing is subject to customary regulatory approvals and is expected to occur in the first half of 2021. Total investment is expected to be approximately $170 million, including approximately $130 million for the equity and $40 million that would be invested to reduce project debt.

In January 2021, the Company reached an agreement to increase its equity stake from 15% to 100% in Rioglass, a multinational manufacturer of solar components. The Company has closed the acquisition of 42.5% of the equity for $7 million. In addition, the Company has an option to acquire the remaining 42.5% in the same conditions until September 2021, and after that date the seller has an option to sell the 42.5% also in the same conditions. The Company intends to find partners that would co-invest in Rioglass.

The following table provides an overview of the main concessional assets the Company owned or had an interest in as of December 31, 2020:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Left(14)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	A-/A2/A-	2013	23

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/WR/BB	2014	19

Chile PV I	Renewable (Solar)	35%(8)	Chile	USD	55 MW	N/A	2016	N/A

Solaben 2 & 3	Renewable (Solar)	70%(1)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	17/16

Solacor 1 & 2	Renewable (Solar)	87%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16

PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007& 2009	11/13

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	16/16

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/17

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	14/14/15

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	18/18

Seville PV	Renewable (Solar)	80%(6)	Spain	Euro	1 MW	A/Baa1/A-	2006	15

Kaxu	Renewable (Solar)	51%(3)	South Africa	Rand	100 MW	BB-/Ba2/ BB-(11)	2015	14

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	14

Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	15

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/BBB+	2012	12

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB/ Ba2/ BB-	2013	12

Monterrey	Efficient natural gas	30%	Mexico	USD	142 MW	Not rated	2018	18

ATN (13)	Transmission line	100%	Peru	USD	379 miles	BBB+/A3/BBB+	2011	20

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	2014	23

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	12

Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/ 32 miles	Not rated	2014	14/14

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa1/ A-	2007	17

Chile TL3	Transmission line	100%	Chile	USD	50 miles	A+/A1/A-	1993	Regulated

Skikda	Water	34.2%(4)	Algeria	USD	3.5 M ft3/day	Not rated	2009	13

Honaine	Water	25.5%(5)	Algeria	USD	7 M ft3/ day	Not rated	2012	17

Tenes	Water	51%(7)	Algeria	USD	7 M ft3/ day	Not rated	2015	19

(1)          Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(2)          JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(3)          Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(4)          Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.

(5)          Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.

(6)          Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state-owned company, holds 20% of the shares in Seville PV.

(7)          Algerian Energy Company, SPA owns 49% of Tenes.

(8)          65% of the shares in Chile PV I is indirectly held by financial partners through the renewable energy platform of the Company in Chile.

(9)          Certain contracts denominated in U.S. dollars are payable in local currency.

(10)        Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(11)        Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(12)        Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(13)        Including the acquisition of ATN Expansion 1 & 2.

(14)        As of December 31, 2020.

(*)          Commercial Operation Date.

The project financing arrangement of Kaxu contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. The restructuring process and the pre-insolvency filing by the individual company Abengoa S.A. in August 2020 represented a theoretical event of default under the Kaxu project finance agreement. In December 2020, the Company obtained a waiver from Kaxu’s project debt lenders, which waived any potential cross-defaults with Abengoa for the pre-insolvency filing of August 2020, until December 31, 2021, but the waiver did not cover potential future cross-default events. The insolvency filing by the individual company Abengoa S.A. on February 22, 2021 represents a theoretical event of default under the Kaxu project finance agreement (Note 23.3). Although the Company does not expect the acceleration of debt to be declared by the credit entities, Kaxu does not have contractually from this date, what International Accounting Standards define as an unconditional right to defer the settlement of the debt for at least twelve months, as the cross-default provisions make that right not unconditional. Thus, the total debt of Kaxu, which amounts to $355 million as of December 31, 2020 (Note 15), may be presented as current in the consolidated financial statements of the Company as of March 31, 2021 in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”, if the cross-default is not cured or waived. The Company is negotiating a waiver from the creditors and/or contractual modifications to permanently remove the cross-default provision.

Outbreak of COVID-19

The outbreak of the COVID-19 coronavirus disease (“COVID-19”) was declared a pandemic by the World Health Organization in March 2020 and continues to spread in key markets of the Company. The COVID-19 virus continues to evolve rapidly, and its ultimate impact is uncertain and subject to change. Governmental authorities have imposed or recommended measures or responsive actions, including quarantines of certain geographic areas and travel restrictions.

Main risks and uncertainties identified by the Company, which may result in a material adverse effect on its business, financial condition, results of operations and cash flows, are:

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COVID-19 may affect the operation and maintenance employees of the Company as well as suppliers of operation and maintenance. Furthermore, COVID-19 has caused travel restrictions and significant disruptions to global supply chains. A prolonged disruption could limit the availability of certain parts required to operate the facilities of the Company and adversely impact the ability of its operation and maintenance suppliers. If the Company were to experience a shortage of or inability to acquire critical spare parts, it could incur significant delays in returning facilities to full operation.

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Slowdown of broad sectors of the economy, a general reduction in demand, including demand for commodities and a negative impact on prices of commodities, including electricity, oil and gas. The global outbreak also caused significant disruption and volatility in the global financial markets, especially from the end of February until the end on May 2020, including the market price of the shares of the Company. Debt and equity markets have also been affected and there have been weeks with a very low number of new debt and equity issuance transactions. Interest rates for new issuances and spreads with respect to treasury yields increased significantly. Although the revenue of the Company is generally contracted or regulated, clients may be affected by a reduced demand, lower commodity prices and the turmoil in the credit markets. A reduced demand and low prices persisting over time could cause delays in collections, a deterioration in the financial situation of the clients of the Company or their bankruptcy.

Measures taken by the Company so far have focused on reinforcing safety measures in all its assets while it continues to provide a reliable service to its clients. For example, the Company has implemented the use of additional protection equipment, reinforced access control to its plants, reduced contact between employees, changed shifts, tested employees, identified and isolated potential cases together with their close contacts and taken additional measures to increase safety measures for its employees and operation and maintenance suppliers’ employees working at its assets. Furthermore, the Company has adopted additional precautionary measures intended to mitigate potential risks to its employees, including temporarily requiring all employees to work remotely when their work can be done from home, and suspending all non-essential travel. The Company has also reinforced its physical and cyber-security measures. The Company has implemented a protocol to decide when to maintain offices open and with what limitation depending on the number of cases and other health indicators. In addition, the Company has increased the purchase of spare parts and equipment required for operations, to manage potential disruptions in the supply chain. The Company continues to monitor the situation closely in all assets and offices to take additional action if required.

COVID-19 did not have any material impact on the business disclosed in these consolidated financial statements.

The consolidated financial statements were approved by the Board of Directors of the Company on February 26, 2021.